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                       SUPPLEMENT TO THE PROSPECTUSES OF

DEAN WITTER AMERICAN VALUE FUND DATED FEBRUARY 23, 1995
DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND DATED FEBRUARY 23, 1995
DEAN WITTER CAPITAL APPRECIATION FUND DATED SEPTEMBER 5, 1995
DEAN WITTER CAPITAL GROWTH SECURITIES DATED DECEMBER 22, 1994
DEAN WITTER CONVERTIBLE SECURITIES TRUST DATED NOVEMBER 22, 1994
DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST DATED NOVEMBER 27, 1995
DEAN WITTER DIVERSIFIED INCOME TRUST DATED DECEMBER 22, 1994
DEAN WITTER DIVIDEND GROWTH SECURITIES INC. DATED APRIL 28, 1995
DEAN WITTER EUROPEAN GROWTH FUND INC. DATED DECEMBER 22, 1994
DEAN WITTER FEDERAL SECURITIES TRUST DATED DECEMBER 28, 1994
DEAN WITTER GLOBAL ASSET ALLOCATION FUND DATED JUNE 29, 1995
DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES DATED MAY 26, 1995
DEAN WITTER GLOBAL SHORT-TERM INCOME FUND INC. DATED DECEMBER 22, 1994
DEAN WITTER GLOBAL UTILITIES FUND DATED APRIL 25, 1995
DEAN WITTER HEALTH SCIENCES TRUST DATED SEPTEMBER 29, 1995
DEAN WITTER HIGH INCOME SECURITIES DATED JUNE 1, 1995
DEAN WITTER INFORMATION FUND DATED OCTOBER 6, 1995
DEAN WITTER INTERMEDIATE INCOME SECURITIES DATED OCTOBER 26, 1995
DEAN WITTER INTERNATIONAL SMALLCAP FUND DATED JULY 28, 1995
DEAN WITTER MID-CAP GROWTH FUND DATED JULY 27, 1995
DEAN WITTER NATIONAL MUNICIPAL TRUST DATED NOVEMBER 22, 1995
DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. DATED APRIL 26, 1995 DEAN WITTER NEW YORK TAX-FREE INCOME FUND DATED FEBRUARY 23, 1995
DEAN WITTER PACIFIC GROWTH FUND INC. DATED DECEMBER 27, 1994
DEAN WITTER PRECIOUS METALS AND MINERALS TRUST DATED DECEMBER 23, 1994
DEAN WITTER STRATEGIST FUND DATED AUGUST 28, 1995
DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST DATED FEBRUARY 27, 1995
DEAN WITTER UTILITIES FUND DATED FEBRUARY 24, 1995
DEAN WITTER VALUE-ADDED MARKET SERIES DATED AUGUST 25, 1995
DEAN WITTER WORLD WIDE INCOME TRUST DATED DECEMBER 28, 1994
DEAN WITTER WORLD WIDE INVESTMENT TRUST DATED OCTOBER 31, 1995

    The disclosure contained in the section entitled "PURCHASE OF FUND SHARES" in each of the above Prospectuses is hereby modified to reflect that the minimum initial purchase in the case of investments through EasyInvest, an automatic purchase plan, is $100, provided that the schedule of automatic investments will result in investments totalling at least $1,000 within the first twelve months.

    The   disclosure  contained   in  the  section   entitled  "REDEMPTIONS  AND
REPURCHASES  --  Contingent  Deferred  Sales  Charge"  in  each  of  the   above
Prospectuses is hereby modified to reflect that, in addition to the other circumstances discussed in that section, the Contingent Deferred Sales Charge
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("CDSC"), if otherwise applicable, will be waived in the case of all redemptions of shares held for the benefit of a participant in a corporate or self-employed retirement plan qualified under Section 401(k) of the Internal Revenue Code which offers investment companies managed by the Investment Manager or its subsidiary, Dean Witter Services Company Inc., as self-directed investment alternatives and for which Dean Witter Trust Company, an affiliate of the Investment Manager, serves as recordkeeper or Trustee ("Eligible 401(k) Plan"), provided that either (a) the plan continues to be an Eligible 401(k) Plan after the redemption or (b) the redemption is in connection with the complete termination of the plan involving the distribution of all plan assets to participants.

    The disclosure contained in the section entitled "REDEMPTIONS AND REPURCHASES -- Involuntary Redemption" in each of the above Prospectuses is hereby modified to provide that, in the case of an account opened through EasyInvest, the Fund reserves the right, on sixty days' notice, to redeem, at their net asset value, the shares of any shareholder (other than shares held in an Individual Retirement Account or Custodial Account under Section 403(b)(7) of the Internal Revenue Code), if after twelve months the shareholder has invested less than $1,000 in the account. No CDSC will be imposed on any involuntary redemption.

January 2, 1996